Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2015		2014	2013
Investment and interest income	$65		$66	$84
Foreign exchange gains (losses) [1]	(173)		137	(253)
License fee income	111		128	114
Gains (losses) on sale of securities and affiliated companies	176	[2]	36	21
Miscellaneous income (loss)	(18)		(45)	—
Total	$161		$322	$(34)

[1]	Includes gains (losses) from foreign exchange derivative contracts. See Note 3 for further details.

[2]	Includes pretax gain of $120 million related to the sale of Caterpillar's 35 percent equity interest in the third party logistics business. See Note 9 for further details.